Note 8 - Financial Instruments (Details Textual) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Aug. 21, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Number of shares under share swap agreement	2,500,000		2,500,000
Value of shares under share swap agreement	$ 23,803		$ 23,803		$ 33,803
Cash payments for futures contracts, forward contracts, option contracts and swap contracts, classified as financing activities	$ 10,000		$ 10,000
Foreign exchange basis curve length			5 years
Adjustment to mid-market consensus price, significant unobservable inputs, liabilities			5.00%
Currency risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	5.00%		5.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on profit or loss			$ 3,700
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on other comprehensive income (loss)			$ 10,800
Interest rate risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%		1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on profit or loss before taxes	$ 434	300
Commodity price risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%		10.00%
Sensitivity analysis for types of market risk, reasonably possible increase in risk variable, impact on profit or loss before taxes	$ 214,025
Sensitivity analysis for types of market risk, reasonably possible decrease in risk variable, impact on profit or loss before taxes	212,185
Credit risk [member]
Statement Line Items [Line Items]
Financial assets, at fair value	6,626	5,562	$ 6,626	5,562
Risk exposure associated with instruments sharing characteristic	227,787	$ 24,228	$ 227,787	$ 24,228
Not later than one year [member] | Bottom of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged			50.00%
Not later than one year [member] | Top of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged			90.00%
Later than one year and not later than two years [member] | Bottom of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged			0.00%
Later than one year and not later than two years [member] | Top of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged			50.00%
Equity investments [member]
Statement Line Items [Line Items]
Financial assets, at fair value	36,329		$ 36,329
Level 2 of fair value hierarchy [member] | Equity investments [member]
Statement Line Items [Line Items]
Financial assets, at fair value	$ 36,329		$ 36,329			$ 36,300
Level 3 of fair value hierarchy [member] | Commodity price risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%		10.00%
Sensitivity analysis for types of market risk, reasonably possible increase in risk variable, impact on profit or loss before taxes	$ 216,798
Sensitivity analysis for types of market risk, reasonably possible decrease in risk variable, impact on profit or loss before taxes	214,958
Level 3 of fair value hierarchy [member] | Equity investments [member]
Statement Line Items [Line Items]
Financial assets, at fair value
Long-term debt [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value	$ 740,800		$ 740,800			$ 570,100
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Borrowings, interest rate	8.75%		8.75%
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value	$ 100,000		$ 100,000
Borrowings, interest rate	6.75%		6.75%
The 6.75% convertible bonds [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value	$ 160,000		$ 160,000
Borrowings, interest rate	6.75%		6.75%
The 6.5% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.50%		6.50%
Subordinated unsecured 5.75% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate	5.75%		5.75%